UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2018 (Unaudited)

DWS Short-Term Municipal Bond Fund

(formerly Deutsche Short-Term Municipal Bond Fund)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 100.5%
Alabama 2.8%
Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 4.0% *, Mandatory Put 12/1/2023 @ 100, 12/1/2048	2,200,000	2,340,844
Southeast Alabama, State Gas Supply District Revenue Project #2, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049	1,200,000	1,277,460
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project:
Series K, 144A, 0.93% **, 8/7/2018, LOC: JPMorgan Chase Bank NA	2,500,000	2,500,000
Series F, 144A, 0.93% **, 8/7/2018, LOC: JPMorgan Chase Bank NA	300,000	300,000
		6,418,304
Alaska 0.1%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	90,000	90,587
California 9.2%
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA +0.370%, 1.31% *, Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	4,025,840
California, State General Obligation, 5.25%, 4/1/2022	1,615,000	1,656,457
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 6/30/2025	1,000,000	1,143,420
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,148,510
Series A, AMT, 5.0%, 6/30/2026	500,000	575,265
California, State Municipal Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Series A, AMT, 2.0% *, Mandatory Put 12/1/2020 @ 100, 12/1/2044	2,000,000	1,993,640
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, 144A, AMT, 2.05% *, Mandatory Put 11/1/2018 @ 100, 8/1/2023	1,500,000	1,500,000
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,079,370
California, Statewide Communities Development Authority Revenue, Viamonte Senior Living Project, Series B, 3.0%, 7/1/2025	1,500,000	1,524,855
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,169,110
San Diego, CA, Multi-Family Housing Revenue, Studio 15 Housing Partners LP, Series B, AMT, 0.86% **, 8/7/2018, LOC: Citibank NA	1,020,000	1,020,000
Southern California, State Public Power Authority, Canyon Power Project, Series B, MUNIPSA +0.250%, 1.19% *, Mandatory Put 5/1/2021 @ 100, 7/1/2040	2,500,000	2,503,450
		21,339,917
Connecticut 2.3%
Connecticut, State General Obligation:
Series B, 5.0%, 4/15/2025	1,500,000	1,699,365
Series C, 5.0%, 6/15/2026	2,000,000	2,279,960
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	1,290,000	1,354,758
		5,334,083
District of Columbia 1.8%
District of Columbia, The PEW Charitable Trust, Series A, 0.99% **, 8/7/2018, LOC: PNC Bank NA	900,000	900,000
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	3,000,000	3,330,870
		4,230,870
Florida 8.2%
City of Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.95% **, 8/7/2018, LOC: Northern Trust Co.	4,150,000	4,150,000
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	125,000	127,330
Florida, Jacksonville Electric Authority, Electric System Revenue, Series B, 4.0%, 10/1/2018	1,500,000	1,506,630
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,372,813
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,084,950
Monroe County, FL, School District, Sales Tax Revenue, 5.0%, 10/1/2021, INS: AGMC	325,000	355,264
Orange County, FL, Health Facilities Authority, Nemours Foundation, Series C-2, 0.92% **, 8/7/2018, LOC: TD Bank NA	2,855,000	2,855,000
Palm Beach County, FL, School District, Tax Anticipation Notes, 3.0%, 8/30/2018	2,305,000	2,308,411
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,184,500
		18,944,898
Georgia 4.0%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,069,850
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25% *, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,199,304
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.0%, 2/15/2019	1,500,000	1,527,510
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0% *, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	1,865,000	1,988,482
Series C, 4.0% *, Mandatory Put 12/1/2023 @ 100, 8/1/2048	750,000	800,055
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	1,580,000	1,688,814
Georgia, State Road & Tollway Authority Revenue, Series B, 5.0%, 6/1/2019	935,000	961,975
		9,235,990
Illinois 8.5%
Chicago, IL, O'Hare International Airport Revenue, Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,015,230
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, 5.0%, 11/1/2019	1,855,000	1,925,490
City of Aurora, IL, Community Counseling Center of the Fox Valley, Inc., Project, 0.94% **, 8/7/2018, LOC: BMO Harris Bank NA	2,210,000	2,210,000
Cook County, IL, General Obligation, 5.0%, 11/15/2019	500,000	518,935
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2022	1,000,000	1,098,430
5.25%, 6/1/2020	2,000,000	2,115,100
Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 1.0% **, 8/7/2018, LOC: PNC Bank NA	1,450,000	1,450,000
Illinois, State Finance Authority Revenue, The Catherine Cook School Project, 0.98% **, 8/7/2018, LOC: Northern Trust Company	905,000	905,000
Illinois, State General Obligation:
Series A, 5.0%, 12/1/2019	2,000,000	2,068,700
Series D, 5.0%, 11/1/2020	1,000,000	1,042,220
Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,637,445
Lake County, IL, Forest Preserve District, Series A, 3-month USD-LIBOR +0.480%, 2.048% *, 12/15/2020	3,835,000	3,838,183
		19,824,733
Indiana 1.0%
Indiana, State Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, 4.0% *, Mandatory Put 3/1/2019 @ 100, 11/15/2036	2,250,000	2,279,093
Iowa 0.3%
Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program, Series B, 0.94% **, 8/7/2018, SPA: Federal Home Loan Bank	700,000	700,000
Maine 0.4%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	890,000	924,043
Maryland 2.2%
Maryland, State Department of Transportation Revenue, 5.0%, 12/1/2018	5,000,000	5,060,700
Massachusetts 3.7%
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2023	1,000,000	1,114,910
5.0%, 7/1/2024	1,000,000	1,128,410
Massachusetts, State Port Authority Revenue, Series A, AMT, 5.0%, 7/1/2019	1,365,000	1,406,919
Massachusetts, State Water Resources Authority Revenue, Series A-3, 0.95% **, 8/7/2018, SPA: Wells Fargo Bank NA	1,100,000	1,100,000
University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA +0.300%, 1.24% *, 11/1/2034	3,900,000	3,900,000
		8,650,239
Michigan 3.3%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2023	500,000	562,840
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., 68% of 1-month USD-LIBOR +0.400%, 1.803% *, Mandatory Put 10/15/2021 @ 100, 10/15/2030	2,000,000	2,003,660
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	1,855,000	1,870,285
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,137,520
		7,574,305
Minnesota 0.2%
City of Minnetonka, MN, Housing Facilities Revenue, Beacon Hill, 0.93% **, 8/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	475,000	475,000
Mississippi 0.8%
Mississippi, State Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	1,815,000	1,924,753
Missouri 0.3%
Kansas City, MO, Sanitary Sewer System Revenue, Series B, 5.0%, 1/1/2022 (a)	450,000	486,117
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	85,000	85,967
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	100,000	102,722
		674,806
Nebraska 0.2%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	70,000	70,229
Series C, 4.5%, 9/1/2043	280,000	283,200
		353,429
Nevada 2.8%
Clark County, NV, Airport Revenue, Series D-3, 0.91% **, 8/7/2018, LOC: Bank of America NA	1,385,000	1,385,000
Clark County, NV, School District, Series A, 5.0%, 6/15/2019	3,040,000	3,128,829
Nevada, Director of the State of Department of Business & Industry, Republic Services, Inc. Project, 144A, AMT, 2.25% *, Mandatory Put 12/3/2018 @ 100, 12/1/2026	1,000,000	1,000,000
Nevada, State Capital Improvement & Cultural Affairs, Series B, 5.0%, 8/1/2018	1,000,000	1,000,000
		6,513,829
New Jersey 4.5%
New Jersey, State Economic Development Authority Revenue, Series B, 5.0%, 11/1/2018	2,000,000	2,016,100
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	440,000	434,575
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes:
Series A-2, 5.0%, 6/15/2023	2,300,000	2,305,267
Series A, 5.0%, 6/15/2024	1,000,000	1,114,840
New Jersey, State Turnpike Authority, Series D-4, 5.25%, 1/1/2026, INS: AGMC	2,000,000	2,349,440
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,237,634
		10,457,856
New Mexico 0.5%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series A-1, 4.0%, 1/1/2049	1,000,000	1,058,270
"I", Series D, 5.35%, 9/1/2040	135,000	137,839
		1,196,109
New York 10.0%
New York, General Obligation, Fiscal 2018, Series B-4, 1.5% **, 8/1/2018, SPA: Barclays Bank PLC	100,000	100,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, MUNIPSA +0.580%, 1.52% *, Mandatory Put 11/1/2019 @ 100, 11/1/2031	4,000,000	4,011,160
New York, State Dormitory Authority Revenue, Non State Supported Debt, School District-Bond Financing Program, Series A, 5.0%, 10/1/2027	1,000,000	1,174,670
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Montefiore Obligation Group, Series A, 5.0%, 8/1/2026 (a)	2,000,000	2,296,320
New York, State Thruway Authority, Series J, 5.0%, 1/1/2024	7,000,000	8,010,450
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2023	3,000,000	3,298,350
New York, Town of Oyster Bay, 2.0%, 2/15/2019	1,000,000	1,000,260
New York, TSASC, Inc., Series B, 5.0%, 6/1/2019	300,000	307,041
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution, Fiscal 2014, Series AA-4, 1.49% **, 8/1/2018, SPA: Bank of Montreal	3,050,000	3,050,000
		23,248,251
North Carolina 0.4%
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	960,000	1,010,294
North Dakota 0.6%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	1,355,000	1,424,945
Ohio 1.5%
Franklin County, OH, Hospital Revenue, OhioHealth Corp., Series B, 4.0% *, Mandatory Put 11/1/2018 @ 100, 11/15/2033	1,000,000	1,005,770
Ohio, American Municipal Power, Inc., Combined Hydroelectric Project, Series A, 2.25%, Mandatory Put 8/15/2021 @ 100, 2/15/2048	1,000,000	996,500
Ohio, Major New State Infrastructure Project Revenue, Series 1, 5.0%, 12/15/2029	500,000	581,410
Ohio, State Higher Educational Facility Commission Revenue, University of Dayton, Series B, 5.0%, Series B, 12/1/2022 (a)	830,000	928,961
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	15,000	15,045
		3,527,686
Oklahoma 0.4%
Oklahoma, State Municipal Power Authority, SIFMA Index, Series A, MUNIPSA +0.390%, 1.33% *, 1/1/2023 (a)	1,000,000	1,000,000
Oregon 0.7%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	1,000,000	1,043,540
Oregon, State Tax Anticipation Notes, Series A, 5.0%, 9/28/2018	605,000	608,636
		1,652,176
Pennsylvania 7.7%
Bucks County, PA, Industrial Development Authority Revenue, Solid Waste Management, Inc. Project, AMT, 1.7% *, Mandatory Put 2/1/2019 @ 100, 12/1/2022	2,000,000	1,994,880
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,280,220
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 1.85% *, Mandatory Put 10/1/2018 @ 100, 4/1/2019	2,000,000	2,000,260
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.0% *, Mandatory Put 11/1/2018 @ 100, 8/1/2045, GTY: Waste Management, Inc. (a)	2,000,000	2,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	140,000	141,336
Pennsylvania, State General Obligation, 5.0%, 1/1/2026	1,000,000	1,150,680
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	1,645,000	1,691,192
Series 122, 4.0%, 10/1/2046	720,000	754,337
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, MUNIPSA +0.880%, 1.82% *, 12/1/2020	2,000,000	2,019,480
Series B, MUNIPSA +1.150%, 2.09% *, 12/1/2019	1,500,000	1,514,325
Series A-1, 5.0%, 12/1/2024	1,000,000	1,157,550
Philadelphia, PA, Airport Revenue, Series A, AMT, 5.0%, 6/15/2019	1,195,000	1,229,284
		17,933,544
South Dakota 1.3%
South Dakota, Housing Development Authority, Homeownership Mortgage:
Series B, 4.0%, 11/1/2047	2,325,000	2,447,969
Series A, AMT, 4.5%, 5/1/2031	635,000	661,772
		3,109,741
Tennessee 1.7%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	990,000	1,004,207
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0% *, Mandatory Put 5/1/2023 @ 100, 5/1/2048	2,250,000	2,389,747
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	310,000	319,409
Series 1A, AMT, 4.5%, 1/1/2038	315,000	327,124
		4,040,487
Texas 15.5%
Allen, TX, Independent School District Building, 5.0%, 2/15/2024	315,000	339,145
Alvin, TX, Independent School District, School House, Series B, 0.95% *, Mandatory Put 8/15/2018 @ 100, 2/15/2039	4,000,000	3,999,160
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 5.0% *, Mandatory Put 1/7/2021 @ 100, 1/1/2045	1,000,000	1,051,600
Clifton, TX, Higher Education Finance Corp. Education Revenue, IDEA Public Schools, 3.0%, 8/15/2019	1,000,000	1,013,810
Corpus Christi, TX, Independent School District Building, Series A, 2.0%, Mandatory Put 8/15/2019 @ 100, 8/15/2047	1,125,000	1,128,454
Fort Bend, TX, Independent School District Building:
Series A, 0.9%, Mandatory Put 8/1/2018 @ 100, 8/1/2040	1,905,000	1,905,000
Series B, 1.35%, Mandatory Put 8/1/2019 @ 100, 8/1/2040	970,000	965,994
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, MUNIPSA +0.580%, 1.52% *, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	4,009,480
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, TECO Project, 5.0%, 11/15/2021	950,000	1,042,720
Houston, TX, Airport Systems Revenue:
AMT, Series A, 5.0%, 7/1/2025	500,000	576,845
AMT, Series A, 5.0%, 7/1/2026	1,000,000	1,162,110
AMT, Series C, 5.0%, 7/1/2026 (a)	2,500,000	2,905,275
Houston, TX, Independent School District, Series A-2, 3.0%, Mandatory Put 6/1/2019 @ 100, 6/1/2039	1,205,000	1,218,146
Houston, TX, Utility System Revenue, Series C, 70% of 1-month USD-LIBOR +0.360%, 1.817% *, Mandatory Put 8/1/2021 @ 100, 5/15/2034 (a)	1,575,000	1,576,528
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	2,435,000	2,608,088
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-1, 0.95% **, 8/7/2018, LOC: Sumitomo Mitsui Banking	1,375,000	1,375,000
Texas, Clear Creek Independent School District, Series B, 2.15% *, Mandatory Put 8/16/2021 @ 100, 2/15/2038	1,500,000	1,499,910
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	1,040,000	1,152,746
Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	545,270
Texas, State General Obligation, Series B-2, 2.0%, Mandatory Put 8/1/2019 @ 100, 8/1/2025	1,020,000	1,020,275
Texas, State Transportation Commission Mobility Fund, Series B, MUNIPSA +0.380%, 1.32% *, Mandatory Put 10/1/2018 @ 100, 10/1/2041	2,500,000	2,500,450
Texas, State Water Financial Assistance, Series A, 5.0%, 8/1/2020	2,500,000	2,500,000
		36,096,006
Virginia 1.3%
Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 0.92% **, 8/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	3,085,000	3,085,000
Washington 1.3%
Washington, State Motor Vehicle Fuel Tax, Series B, 5.0%, 8/1/2018	3,000,000	3,000,000
West Virginia 1.0%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Wheeling Power Co., Mitchell Project, Series A, AMT, 3.0%, Mandatory Put 4/1/2022 @ 100, 6/1/2037	2,250,000	2,262,397
Total Municipal Bonds and Notes (Cost $232,368,838)		233,594,071
Open-End Investment Company 0.0%
Blackrock Provident Muni Fund, 0.862% *** (Cost $21,996)	21,996	21,996
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $232,390,834)	100.5	233,616,067
Other Assets and Liabilities, Net	(0.5)	(1,090,735)
Net Assets	100.0	232,525,332

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of July 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.
*** Current yield; not a coupon rate.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$233,594,071	$—	$233,594,071
Open-End Investment Company	21,996	—	—	21,996
Total	$21,996	$233,594,071	$—	$233,616,067

There have been no transfers between fair value measurement levels during the period ended July 31, 2018.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018